PRIVATE PLACEMENT (Details) - Apollo Strategic Growth Capital - USD ($)			3 Months Ended	12 Months Ended
	Nov. 10, 2020	Oct. 06, 2020	Mar. 31, 2022	Dec. 31, 2021
Private Placement Warrants. | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	890,800	11,333,334
Aggregate purchase price	$ 1,336,200	$ 17,000,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days	30 days
Private Placement. | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	890,800	11,333,334
Aggregate purchase price	$ 1,336,200	$ 17,000,000
Private Placement. | Private Placement Warrants.
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			12,224,134	12,224,134
Price of warrants			$ 1.50	$ 1.50
Aggregate purchase price			$ 18,336,200	$ 18,336,200